COMMITMENTS AND CONTINGENCY	6 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCY
COMMITMENTS AND CONTINGENCY

NOTE 22. COMMITMENTS AND CONTINGENCY

(a)   Contingency

Severance payments

The Labor Contract Law of the PRC requires employers to assure the liability of severance payments if employment contracts are terminated. The employers will be liable for one month of severance pay for each year of the service provided by the employees. As of December 31, 2024, the Company estimated its severance payments of approximately ¥9.0 million ($1.2 million) which has not been reflected in its consolidated financial statements, because management cannot predict what the actual payment, if any, will be in the future.

Legal contingencies

There exists a legal dispute between Gansu BHD and its minority shareholders regarding company operations. Production activates were not allowed during this period. Additionally, the enterprise is currently renewing its hazardous waste permit and is in a state of abnormal operation.

(b)   Purchase commitment

The total future minimum purchase commitment under the non-cancellable purchase contracts as of December 31, 2024 are payable as follows:

	RMB	US Dollars
Twelve months ending December 31,	(Unaudited)	(Unaudited)
2025	¥27,265,303	$3,735,331
Total minimum payments required	¥27,265,303	$3,735,331

(c) Leases Commitment

The Company has entered into several operating leases for office premises with the property owner and service agreements with a property service company, respectively. According to the agreements, the Company is required to pay rent and property management fees for future periods, of which, future rent payments have been included in lease liabilities as disclosed in Note 10, and the future property management fees payable as of December 31, 2024 are disclosed as follows:

Twelve months ending December 31,	RMB	US Dollars
2025	¥590,975	$80,963
2026	613,362	84,030
2027	201,349	27,585
Total	¥1,405,686	$192,578